Non-revolving Senior Secured Term Loan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Opening balance	$ 2,060.1
Loans repaid	(591.8)		(2,971.3)		(975.9)
Closing balance	1,910.9		2,060.1
$200 million non-revolving senior secured term loan
Debt Instrument [Line Items]
Opening balance	70.0	[1]	110.0
Loans repaid	(70.0)		(40.0)
Closing balance	$ 0	[1]	$ 70.0	[1]

[1]	$200 million non-revolving senior secured term loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200.0 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the La Cima outstanding subordinated loans with its affiliates and to finance its working capital requirements. The loan bore interest at LIBOR plus a margin of 2.00% per annum. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount was repayable in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2014, $30.0 million was repaid (fiscal 2013: $40.0 million), all in accordance with the agreement terms. On December 19, 2014, the outstanding balance of $40.0 million under this facility was refinanced by drawing down under the La Cima revolving senior secured credit facility as detailed in (c) below. This facility was also cancelled on December 19, 2014. Borrowings under the non-revolving senior secured term loan were secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima would be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility was non-recourse to the rest of the Group. December 31, 2014 December 31, 2013 Opening balance 70.0 110.0 Loans repaid (70.0) (40.0) Closing balance - 70.0